Commitments and Contingencies (Details)	6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018
Two Newbuild Japanese VLCCs
Other Commitments [Line Items]
Number of vessels			2
Term of finance lease			12 years
First Newbuild Japanese VLCC
Other Commitments [Line Items]
Date of delivery	Q3 2020
Second Newbuild Japanese VLCC
Other Commitments [Line Items]
Date of delivery	Q4 2020
Third Newbuild Japanese VLCC
Other Commitments [Line Items]
Term of finance lease		12 years
Date of delivery	Q3 2021